STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock		Additional Paid in Capital		Deficit Accumulated During Exploration Stage	Total Stockholders' Equity
Stockholder Equity at Jun. 30, 2007	$ 108,400		$ (73,400)		$ (1,128)	$ 33,872
Shares Issued at Jun. 30, 2007	108,400,000
Net loss and comprehensive loss					(22,248)	(22,248)
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares issued at Jun. 30, 2008	108,400,000
Stockholder Equity at Feb. 06, 2007
Net loss and comprehensive loss					(1,128)	(1,128)
Stockholder Equity at Jun. 30, 2007	108,400		(73,400)		(1,128)	33,872
Common stock issued for cash (value) at Jun. 30, 2007	108,400		(73,400)			35,000
Shares issued at Jun. 30, 2007	108,400,000
Stock issued for cash (shares) at Jun. 30, 2007	108,400,000
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares Issued at Jun. 30, 2008	108,400,000
Net loss and comprehensive loss					(31,522)	(31,522)
Stockholder Equity at Jun. 30, 2009	108,400		73,400		(54,898)	(19,898)
Shares Issued at Jun. 30, 2009	108,400,000
Share cancellation (value)	(40,000)		40,000
Share cancellation (shares)	(40,000,000)
Financing costs associated with valuation of warrants			522,191			522,191
Net loss and comprehensive loss					(818,582)	(818,582)
Stockholder Equity at Jun. 30, 2010	69,734		1,487,457		(873,480)	683,711
Common stock issued for cash (value) at Jun. 30, 2010	1,334		998,666			1,000,000
Shares issued at Jun. 30, 2010	69,733,334
Stock issued for cash (shares) at Jun. 30, 2010	1,333,334
Valuation from stock option issuance			286,750			286,750
Financing costs associated with valuation of warrants			40,000			40,000
Net loss and comprehensive loss					(1,464,253)	(1,464,253)
Stockholder Equity at Jun. 30, 2011	69,734		1,814,207		(2,337,733)	(453,792)
Shares Issued at Jun. 30, 2011	69,733,334
Common stock issued for non-cash (value)	650	[1]	415,350			416,000
Valuation from stock option issuance			639,731			639,731
Financing costs associated with valuation of warrants			1,826,160			1,826,160
Issue costs			(202,763)			(202,763)
Net loss and comprehensive loss					(5,689,256)	(5,689,256)
Stockholder Equity at Jun. 30, 2012	80,711		9,734,746		(8,026,989)	1,788,468
Common stock issued for cash (value) at Jun. 30, 2012	$ 10,327	[2]	$ 5,242,061	[3]		$ 5,668,388
Shares issued at Jun. 30, 2012	80,710,834
Stock issued for cash (shares) at Jun. 30, 2012	10,327,500
Stock issued for non-cash (shares) at Jun. 30, 2012	650,000

[1]	Shares issued to satisfy contractual obligation pursuant to a registration rights agreement
[2]	Common stock issued for cash at for $0.55 CDN and was converted to $0.57 USD was $1,200; common stock issued for cash at for $0.55 USD was $6,500
[3]	Additional paid in capital for common stock issued for $0.55CDN (converted to USD $0.57) was $687,439 and additional paid in capital for common stock issued for $0.55 USD was $4,554,622